Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Profit for the year	$ 7,446	$ 13,528	$ 6,025
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	(4,388)	15,882	(886)
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary		248
Exchange differences, total	(4,388)	16,130	(886)
Net gain/(loss) on available-for-sale financial assets		(80)	(102)
Income tax effect		16	20
Other comprehensive income from available-for-sale financial assets, net of tax		(64)	(82)
Other comprehensive income/(loss) not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(419)
Income tax effect	84
Other comprehensive income from equity instruments measured at fair value, net of tax	(335)
Re-measuring gain/(loss) on defined benefit plans	(410)	(772)	2
Income tax effect	82	154
Defined benefit pension plan, net of tax	(328)	(618)	2
Other comprehensive income/( loss) for the year, net of tax	(5,051)	15,448	(966)
Total comprehensive income for the year, net of tax	2,395	28,976	5,059
Attributable to:
Equity holders of the parent	2,480	18,992	1,641
Non-controlling interests	(85)	9,984	3,418
Total comprehensive income for the year, net of tax	$ 2,395	$ 28,976	$ 5,059